Share-Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Allocated Share-based Compensation Expense	¥ 590,000		¥ 1,073,000	¥ 1,480,000
Stock Option [Member]
Allocated Share-based Compensation Expense	590	$ 86	1,073	1,480
Cost of Sales [Member] | Stock Option [Member]
Allocated Share-based Compensation Expense	0	0	0	0
Selling and Marketing Expense [Member] | Stock Option [Member]
Allocated Share-based Compensation Expense	0	0	0	659
General and Administrative Expense [Member] | Stock Option [Member]
Allocated Share-based Compensation Expense	590	86	1,073	821
Research and Development Expense [Member] | Stock Option [Member]
Allocated Share-based Compensation Expense	¥ 0	$ 0	¥ 0	¥ 0